Deferred Tax	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets And Liabilities [Abstract]
Deferred Tax

23. DEFERRED TAX

The Group has tax losses arising in Hong Kong of US$38,000 in 2021 (2020: US$25,000) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.

The Group has tax losses arising in Mainland China of US$109.4 million in 2021 (2020: US$63.6 million) that will expire in 5 years for offsetting against future taxable profits of the companies in which the losses arose.

The Group has tax losses arising in Ireland of US$69.6 million in 2021 (2020 US$47.4 million) that can be carried back for 1 year and carried forward indefinitely for offsetting against taxable profits of the company.

The Group has tax losses arising in the United States of America of US$202.7 million in 2021 (2020: US$33.1 million) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.

Deferred tax assets have not been recognized in respect of these tax losses as it is not considered probable that taxable profits will be available against which the tax losses can be utilized.

Deferred tax assets have not been recognized in respect of the following items during the reporting year:

	2021	2020
	US$’000	US$’000
Deductible temporary differences	102,435	74,409
Tax losses	381,686	144,099
	484,121	218,508

Deferred income tax assets are recognized for tax losses carried-forward to the extent that realization of the related tax benefit through future taxable profits is probable. Deferred tax assets have not been recognized in respect of the above items as it is not considered probable that taxable profits will be available against which the above items can be utilized.

Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Mainland China. The requirement is effective from January 1, 2008 and applies to earnings after December 31, 2007. A lower withholding tax rate may be applied if there is a tax treaty between Mainland China and the jurisdiction of the foreign investors. For the Group, the applicable rate is 10%. The Group is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in Mainland China in respect of earnings generated from January 1, 2008.

At December 31, 2021 and 2020, the subsidiaries in Mainland China had no distributable retained earnings.

According to the US tax laws, dividends payable by the Group’s US entity, to non-US resident enterprises shall be subject to 30% withholding tax. A lower withholding tax rate may be applied if there is a tax treaty between US and the jurisdiction of the foreign investors. For the Group, the applicable rate is 5%. The Group is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in US.

At December 31, 2021 and 2020, the subsidiary in US had no distributable retained earnings.